Revenue - Schedule of Revenue Disaggregated by Product Categories (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Sales of products – at a point in time
Total revenue	$ 24,476,611	$ 18,974,117	$ 22,099,549
Safety equipment [Member]
Sales of products – at a point in time
Total revenue	18,160,280	14,077,736	17,857,745
Auxiliary products [Member]
Sales of products – at a point in time
Total revenue	$ 6,316,331	$ 4,896,381	$ 4,241,804